Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 480,000	$ 110,000	$ 590,000
Deer Trail [Member]
Total	170,000		170,000
Larder [Member]
Total		$ 110,000	110,000
Cinco de Mayo [Member]
Total	$ 310,000		$ 310,000